Prepaid Expenses and Other Assets (Details) - Schedule of Prepayment and Other Current Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Prepayment and Other Current Assets [Abstract]
Prepayment	$ 3,601,197	$ 1,247,942
Advance to suppliers	4,527,778	2,349,615
Deposits	1,033,297	1,107,788
Other receivables	1,828,160	1,326,729
Total Prepaid expenses and other assets	$ 10,990,432	$ 6,032,074